Organization and Principal Activities	6 Months Ended
Jun. 30, 2026
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Cheer Holding, Inc. (“CHR” or the “Company”) is an exempted company incorporated on November 30, 2018, under the laws of the Cayman Islands. Glory Star, through its subsidiaries, the VIE and the VIE’s subsidiaries, provides advertisement and content production services and operate a leading mobile and online advertising, media and entertainment business in China.

On May 12, 2025, the shareholders of the Company, at the Annual General Meeting, approved to increase the authorized share capital of the Company from US$200,070 to US$500,700.

On December 22, 2025, the Company effected a share consolidation at a ratio of one-for-fifty (50), whereby every fifty Class A ordinary shares with a par value of US$0.001 each in the Company’s issued and unissued share capital into one Class A ordinary share with a par value of US$0.05 (“the Share Consolidation”). Immediately following the Share Consolidation, the authorized share capital of the Company to be US$500,700 divided into 10,000,000 Class A ordinary shares of a par value of US$0.05 each; 500,000 Class B ordinary shares of a par value of US$0.001 each; and 2,000,000 preferred shares of a par value of US$0.0001 each.

On April 6, 2026, the Company effected a share consolidation by the cancellation of one authorized but unissued Class A ordinary share of a par value of US$0.05, and the consolidation of the remaining 9,999,999 Class A ordinary shares of a par value of US$0.05 in the authorized share capital of the Company (including issued and unissued share capital) such that each 3 Class A ordinary shares of a par value of US$0.05 are consolidated into one Class A ordinary share of a par value of US$0.15 (the “Share Consolidation”). At the effective time of the Share Consolidation, the authorized share capital of the Company will be reduced and amended from US$500,700 divided into 10,000,000 Class A ordinary shares of a par value of US$0.05 each, 500,000 Class B ordinary shares of US$0.001 each and 2,000,000 preferred shares of a par value of US$0.0001 each, to US$500,699.95 divided into 3,333,333 Class A ordinary shares of a par value of US$0.15 each, 500,000 Class B ordinary shares of US$0.001 each and 2,000,000 preferred shares of a par value of US$0.0001 each.

As of June 30, 2026, the Company’s subsidiaries, the VIEs and the VIE’s subsidiaries were as the following:

	Date of incorporation	Place of incorporation	Percentage of legal/beneficial ownership by the Company	Principal activities
Subsidiaries:
Glory Star New Media Group HK Limited (“Glory Star HK”)	December 18, 2018	Hong Kong	100%	Holding
Glory Star New Media (Beijing) Technology Co., Ltd. (“WFOE”)	March 13, 2019	PRC	100%	Holding
VIEs:
Xing Cui Can International Media (Beijing) Co., Ltd. (“Xing Cui Can”)	September 7, 2016	PRC	100%	Holding
Horgos Glory Star Media Co., Ltd. (“Horgos”)	November 1, 2016	PRC	100%	Holding
VIEs’ subsidiaries
Glory Star Media (Beijing) Co., Ltd. (“Glory Star Beijing”)	December 9, 2016	PRC	100%	Provision of provides advertisement and content production services
Leshare Star (Beijing) Technology Co., Ltd. (“Beijing Leshare”)	March 28, 2016	PRC	100%	Provision of provides advertisement and content production services
Horgos Glary Prosperity Culture Co., Ltd. (“Glary Prosperity”)	December 14, 2017	PRC	51%	Provision of provides advertisement and content production services
Glory Star (Horgos) Media Technology Co., Ltd (“Horgos Technology”)	September 9, 2020	PRC	100%	Provision of provides advertisement and content production services

*	On June 13, 2025, we dissolved Horgos Glary Prosperity Culture Co., Ltd. Beijing Branch due to its inactive operations. For the year ended December 31, 2025, we recognized minimal gain arising from the dissolution and recorded in the account of “other income, net” in the unaudited condensed consolidated statements of income and comprehensive income.